SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Investments and Liabilities of the Companys Financial Assets

The following table presents certain investments and liabilities of the Company’s financial assets measured and recorded at fair value on the Company’s condensed balance sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2012.

	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$-	$289,137	$289,137